Performance Management	Jan. 05, 2026
PACE Intermediate Fixed Income Investments (Class A) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE® Intermediate Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 15 of the Class A Prospectus, on page 16 of the Class P Prospectus and on page 14 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
PACE Strategic Fixed Income Investments (Class A) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE® Strategic Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 22 of the Class A Prospectus, on page 23 of the Class P Prospectus and on page 20 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
PACE Intermediate Fixed Income Investments (Class P) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE® Intermediate Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 15 of the Class A Prospectus, on page 16 of the Class P Prospectus and on page 14 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
PACE Strategic Fixed Income Investments (Class P) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE® Strategic Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 22 of the Class A Prospectus, on page 23 of the Class P Prospectus and on page 20 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
PACE Intermediate Fixed Income Investments (Class P2) | PACE Intermediate Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE® Intermediate Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 15 of the Class A Prospectus, on page 16 of the Class P Prospectus and on page 14 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
PACE Strategic Fixed Income Investments (Class P2) | PACE Strategic Fixed Income Investments
Prospectus [Line Items]
Performance Narrative [Text Block]

The section captioned "PACE® Strategic Fixed Income Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 22 of the Class A Prospectus, on page 23 of the Class P Prospectus and on page 20 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership and control with Brown Brothers Harriman Credit Partners, LLC ("BBH Credit Partners") assumed day-to-day management of the fund's assets on August 12, 2022. BBH Credit Partners assumed day-to-day management of the fund's assets on January 1, 2026.

Performance Table Closing [Text Block]	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.